G2 Information Regarding Members of the Board of Directors and Group Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
Summary of Remuneration to Members of the Board of Directors

Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2019	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares 1)		Committee fees	Total fees paid in cash 2)	Total remuneration 2019
			A		B			C	(A+B+C)
Board member
Ronnie Leten	4,075,000	21,556/50%	2,037,473	30,969	(649,755)		375,000	2,412,500	3,800,218
Helena Stjernholm	1,020,000	5,395/50%	509,935	27,277	(100,441)		175,000	685,000	1,094,494
Jacob Wallenberg	1,020,000	8,093/75%	764,950	36,699	(160,079)		175,000	430,000	1,034,871
Jon Fredrik Baksaas	1,020,000	8,093/75%	764,950	24,277	(261,161)		200,000	455,000	958,789
Jan Carlson	1,020,000	8,093/75%	764,950	24,277	(261,161)		425,000	680,000	1,183,789
Nora Denzel	1,020,000	2,697/25%	254,920	10,604	(61,051)		425,000	1,190,000	1,383,869
Börje Ekholm	—	—	—	15,860	133,212		—	—	133,212
Eric A. Elzvik	1,020,000	2,697/25%	254,920	8,091	(87,036)		400,000	1,165,000	1,332,884
Kurt Jofs	1,020,000	8,093/75%	764,950	11,285	(239,854)		350,000	605,000	1,130,096
Kristin S. Rinne	1,020,000	2,697/25%	254,920	19,817	(45,036)		200,000	965,000	1,174,884

Employee Representatives
Torbjörn Nyman	25,500	—	—				15,000	40,500	40,500
Kjell-Åke Soting	25,500	—	—				15,000	40,500	40,500
Roger Svensson	25,500	—	—				10,500	36,000	36,000
Per Holmberg (deputy)	25,500	—	—				—	25,500	25,500
Anders Ripa (deputy)	25,500	—	—				—	25,500	25,500
Loredana Roslund (deputy)	25,500	—	—				—	25,500	25,500
Total	12,388,000	67,414	6,371,968	209,156	(1,732,362)		2,765,500	8,781,000	13,420,606	3)
Total	12,388,000	67,414	6,371,968	209,156	(1,595,205)	4)	2,765,500	8,781,000	13,557,763	3)

1)	The difference in value as of the time for payment, compared to December 31, 2018, for synthetic shares allocated in 2014 (for which payment was made in 2019).

The difference in value as of December 31, 2019 compared to December 31, 2018, for synthetic shares allocated in 2015, 2016, 2017 and 2018. Calculated on a share price of SEK 81.56.

The difference in value as of December 31, 2019, compared to grant date for synthetic shares allocated in 2019.

The value of synthetic shares allocated in 2015, 2016, 2017 and 2018 includes respectively SEK 3.70, SEK 1.00, SEK 1.00 and SEK 1.00 per share in compensation for dividends resolved by the Annual General Meetings 2016, 2017, 2018 and 2019 and the value of the synthetic shares allocated in 2014 includes dividend compensation for dividends resolved in 2015, 2016, 2017 and 2018.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 2,706,907.
4)

Including synthetic shares previously allocated to the former Directors Kristin Skogen Lund and Sukhinder Singh Cassidy. For these synthetic shares, the net change in value corresponds to the difference in value as of the time for payment compared to December 31, 2018.

Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET)

Remuneration costs for the President and CEO and other members of Executive Team (ET)
SEK	President and CEO 2019	President and CEO 2018	Other members of ET 2019	Other members of ET 2018	Total 2019	Total 2018
Salary 1)	16,299,080	15,362,592	86,342,359	87,557,407	102,641,439	102,919,999
Termination beneﬁts	—	—	—	8,977,037	—	8,977,037
Annual variable remuneration provision earned for the year	—	—	28,289,319	26,041,833	28,289,319	26,041,833
Long-term variable compensation provision 2)	31,491,325	18,351,265	31,149,752	16,549,282	62,641,077	34,900,547
Pension costs 3)	8,284,891	7,890,372	33,389,234	31,776,195	41,674,125	39,666,567
Other beneﬁts	600,572	424,513	21,765,983	11,785,239	22,366,555	12,209,752
Social charges and taxes 4)	17,807,558	13,205,431	43,244,590	44,565,230	61,052,148	57,770,661
Total	74,483,426	55,234,173	244,181,237	227,252,223	318,664,663	282,486,396

1)	Includes compensation for unused vacation days.
2)	Includes pro-rated long-term variable compensation provisions for other members of ET for the individuals who left ET during the year.
3)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.
4)	Social charges and taxes for other members of ET 2018 adjusted due to clerical error.